RISK MANAGEMENT - Liquidity Risk - Undiscounted cash flows of financial liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 308,858,471	$ 271,975,564
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	328,973,166	290,059,353
Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	174,821,215	150,128,089
Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	53,246,587	40,257,438
Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	32,385,056	23,054,683
Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	68,520,308	76,619,143
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,105,723	1,509,201
Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	307,752,748	270,466,363
Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Customer deposits [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422	211,841,597
Customer deposits [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	234,470,422	211,841,597
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,225,849	51,198,289
Checking accounts [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	59,225,849	51,198,289
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	90,628,898	87,950,964
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,779,290	8,925,182
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	35,442,629	31,192,770
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	19,562,990	18,811,378
Time deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	27,843,989	29,021,634
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	89,097,129	76,549,976
Saving deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	89,097,129	76,549,976
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	617,201	532,715
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	513,538	527,048
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	102,703
Other deposits [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	960	5,667
Financial obligations [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326	58,624,766
Financial obligations [member] | Financial liabilities at amortised cost, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	73,282,326	58,624,766
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,711,817	7,176,750
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	8,969,747	5,106,274
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,171,437	2,066,582
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	504,694	3,894
Interbank and overnight funds [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	65,939
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	24,453,744	17,569,877
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,889,421	1,445,835
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	10,765,842	5,054,121
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,362,568	2,368,809
Borrowing from banks and other [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,435,913	8,701,112
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	38,637,925	33,161,258
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	200,635	417,119
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,817,290	809,098
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	6,333,080	1,118,483
IFRS Long-term Debt [Member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	28,286,920	30,816,558
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,988,857	3,029,614
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	57,865	26,558
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	283,853	122,739
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	217,949	129,311
Leases contracts liabilities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,429,190	2,751,006
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	3,812,550	4,699,923
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	82,034	52,095
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,026,949	305,186
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	294,017	448,503
Borrowing from development entities [member] | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	2,409,550	3,894,139
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	7,752,969	6,693,325
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	5,538,451	5,070,859
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	358,081	256,287
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		55,711
Other financial liabilities. | Financial liabilities at amortised cost, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,856,437	1,310,468
Derivatives [member] | Trading derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	1,049,910	1,452,574
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	990,414	1,440,036
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	434,100	784,201
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	277,799	428,227
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	109,758	118,340
Derivatives [member] | Trading derivatives [member] | Financial liabilities at fair value through profit or loss that meet definition of held for trading, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	168,757	109,268
Derivatives [member] | Hedging derivative liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,627
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	55,813	56,626
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk [member] | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	33,156	24,653
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk [member] | Later than one month and not later than six months [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	4	22,428
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk [member] | Later than six months and not later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities		254
Derivatives [member] | Hedging derivative liabilities [member] | Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Liquidity risk [member] | Later than one year [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	$ 22,653	$ 9,291